Segment reporting, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Vessel	Sep. 30, 2019 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			27
Revenues	$ 142,196	$ 104,740	$ 600,046	$ 343,233
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			14
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			13
Customer One [Member]
Information about Major Customers [Abstract]
Revenues	17,600	17,900	$ 69,100	64,200
Customer Two [Member]
Information about Major Customers [Abstract]
Revenues	15,200	11,100	50,200	45,300
Customer Three [Member]
Information about Major Customers [Abstract]
Revenues	13,500	8,700	50,100	38,600
Customer Four [Member]
Information about Major Customers [Abstract]
Revenues	11,400	6,200	34,400	22,900
Customer Five [Member]
Information about Major Customers [Abstract]
Revenues	9,200	5,000	30,600	17,200
Five Customers [Member]
Information about Major Customers [Abstract]
Revenues	$ 67,000	$ 48,900	$ 234,300	$ 188,200
Percentage of total revenue	47.00%	47.00%	39.00%	55.00%